Stockholders' (Deficit) Equity (Public Offerings of Common Stock) (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Jun. 30, 2015	May 28, 2015	Jun. 30, 2016	Jun. 30, 2015
Class of Stock [Line Items]
Proceeds from issuance of stock			$ 200	$ 12,459
Common Stock
Class of Stock [Line Items]
Shares issued (in shares)	102,439	181,308.95
Share price (in dollars per share)	$ 41	$ 50		$ 41
Proceeds from issuance of stock	$ 3,878	$ 8,442